Subsequent events	12 Months Ended
Dec. 31, 2015
Subsequent events [Abstract]
Subsequent events

26. Subsequent events

On January 15, 2016, Henan Xinyuan Quansheng Real Estate Co., Ltd. acquired a parcel of land in Zhengzhou, Henan Province for a purchase price of RMB420.3 million, equivalent to US$64.0 million.

On February 18, 2016, Henan Xinyuan Real Estate, Ltd. acquired a parcel of land in Zhengzhou, Henan Province for a purchase price of RMB679.2 million, equivalent to US$104.0 million.

On January 14, 2016, the Company acquired a parcel of land, located on 10th Avenue and between 44th Street and 45th Street, in Midtown Manhattan for US$57.5 million.

On January 27, 2016, Xinyuan (China) Real Estate, Ltd. issued the second tranche of the onshore corporate bonds with an aggregate principal amount of US$107 million due on January 27, 2021 (the “Second Tranche Bonds”) at a coupon rate of 7.47% per annum payable annually. Interest is payable on January 27 of each year, commencing January 27, 2016

On March 14, 2016, Xinyuan (China) Real Estate, Ltd. issued the third tranche of the onshore corporate bonds with an aggregate principal amount of US$77 million due on March 14 2021 (the “Third Tranche Bonds”) at a coupon rate of 7.09% per annum payable annually. Interest is payable on March 14 of each year, commencing March 14, 2016.

In February 2016, through a consent solicitation to the holders of the May 2018 Secured Notes and the June 2019 Secured Notes, we amended the Indentures to give us additional flexibility in pursuing new business opportunities and new sources of capital. The amendments to the Indentures include: (i) amend the provisions relating to future Subsidiary Guarantors, JV Subsidiary Guarantors and pledged subsidiary Capital Stock (each, as defined in the Indentures); (ii) amend the “Limitation on Indebtedness and Preferred Stock” covenant; (iii) amend the “Limitation on Transactions with Shareholders and Affiliates” covenant and the provisions relating to “Designation of Restricted Subsidiaries and Unrestricted Subsidiaries”; (iv) amend the definition of “Permitted Investment” and the “Limitation on Restricted Payments” covenant; and (v) remove the “Limitation on the Company's Business Activities” covenant and amend the related definitions and provisions. The amendments also clarify certain other provisions in the Indentures.